Supplement to the
Strategic Advisers® Core Multi-Manager Fund
Class L and Class N
July 30, 2016
Prospectus

The Board of Trustees has approved new sub-advisory agreements with FIAM LLC and Geode Capital Management, LLC on behalf of the fund, subject to shareholder approval. A meeting of the shareholders of the fund will be held during the fourth quarter of 2016 to vote on the sub-advisory agreements. If approved, the fund currently anticipates that the new contracts will become effective in the fourth quarter of 2016.

The foregoing is not a solicitation of any proxy. Shareholders should read the proxy statement, which contains important information about the proposals shareholders will be asked to vote on at the shareholder meeting, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-835-5095 (plan participants) or 1-877-208-0098 (Advisors and Investment Professionals). The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

MMC-L-MMC-N-16-03 1.9585844.112	July 30, 2016

Supplement to the
Strategic Advisers® Growth Multi-Manager Fund
July 30, 2016
Prospectus

The Board of Trustees has approved new sub-advisory agreements with FIAM LLC and Geode Capital Management, LLC on behalf of the fund, subject to shareholder approval. A meeting of the shareholders of the fund will be held during the fourth quarter of 2016 to vote on the sub-advisory agreements. If approved, the fund currently anticipates that the new contracts will become effective in the fourth quarter of 2016.

The foregoing is not a solicitation of any proxy. Shareholders should read the proxy statement, which contains important information about the proposals shareholders will be asked to vote on at the shareholder meeting, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts). The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

MMG-16-03 1.935092.112	July 30, 2016

Supplement to the
Strategic Advisers® Growth Fund
July 30, 2016
Prospectus

The Board of Trustees has approved new sub-advisory agreements with FIAM LLC and Geode Capital Management, LLC on behalf of the fund, subject to shareholder approval. A meeting of the shareholders of the fund will be held during the fourth quarter of 2016 to vote on the sub-advisory agreements. If approved, the fund currently anticipates that the new contracts will become effective in the fourth quarter of 2016.

The foregoing is not a solicitation of any proxy. Shareholders should read the proxy statement, which contains important information about the proposals shareholders will be asked to vote on at the shareholder meeting, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-3455. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

SGF-16-03 1.935090.111	July 30, 2016

Supplement to the
Strategic Advisers® Growth Multi-Manager Fund
Class L and Class N
July 30, 2016
Prospectus

The Board of Trustees has approved new sub-advisory agreements with FIAM LLC and Geode Capital Management, LLC on behalf of the fund, subject to shareholder approval. A meeting of the shareholders of the fund will be held during the fourth quarter of 2016 to vote on the sub-advisory agreements. If approved, the fund currently anticipates that the new contracts will become effective in the fourth quarter of 2016.

The foregoing is not a solicitation of any proxy. Shareholders should read the proxy statement, which contains important information about the proposals shareholders will be asked to vote on at the shareholder meeting, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-835-5095 (plan participants) or 1-877-208-0098 (Advisors and Investment Professionals). The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

MMG-L-MMG-N-16-03 1.9862924.106	July 30, 2016

Supplement to the
Strategic Advisers® Core Multi-Manager Fund
July 30, 2016
Prospectus

The Board of Trustees has approved new sub-advisory agreements with FIAM LLC and Geode Capital Management, LLC on behalf of the fund, subject to shareholder approval. A meeting of the shareholders of the fund will be held during the fourth quarter of 2016 to vote on the sub-advisory agreements. If approved, the fund currently anticipates that the new contracts will become effective in the fourth quarter of 2016.

The foregoing is not a solicitation of any proxy. Shareholders should read the proxy statement, which contains important information about the proposals shareholders will be asked to vote on at the shareholder meeting, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts). The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

MMC-16-03 1.935070.117	July 30, 2016

Supplement to the
Strategic Advisers® Value Multi-Manager Fund
Class L and Class N
July 30, 2016
Prospectus

The Board of Trustees has approved new sub-advisory agreements with FIAM LLC and Geode Capital Management, LLC on behalf of the fund, subject to shareholder approval. A meeting of the shareholders of the fund will be held during the fourth quarter of 2016 to vote on the sub-advisory agreements. If approved, the fund currently anticipates that the new contracts will become effective in the fourth quarter of 2016.

The foregoing is not a solicitation of any proxy. Shareholders should read the proxy statement, which contains important information about the proposals shareholders will be asked to vote on at the shareholder meeting, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-835-5095 (plan participants) or 1-877-208-0098 (Advisors and Investment Professionals). The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

MMV-L-MMV-N-16-03 1.9859474.106	July 30, 2016

Supplement to the
Strategic Advisers® Value Multi-Manager Fund
Class F
July 30, 2016
Prospectus

The Board of Trustees has approved new sub-advisory agreements with FIAM LLC and Geode Capital Management, LLC on behalf of the fund, subject to shareholder approval. A meeting of the shareholders of the fund will be held during the fourth quarter of 2016 to vote on the sub-advisory agreements. If approved, the fund currently anticipates that the new contracts will become effective in the fourth quarter of 2016.

The foregoing is not a solicitation of any proxy. Shareholders should read the proxy statement, which contains important information about the proposals shareholders will be asked to vote on at the shareholder meeting, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-835-5095. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

MMV-F-16-03 1.9584485.107	July 30, 2016

Supplement to the
Strategic Advisers® Core Multi-Manager Fund
Class F
July 30, 2016
Prospectus

The Board of Trustees has approved new sub-advisory agreements with FIAM LLC and Geode Capital Management, LLC on behalf of the fund, subject to shareholder approval. A meeting of the shareholders of the fund will be held during the fourth quarter of 2016 to vote on the sub-advisory agreements. If approved, the fund currently anticipates that the new contracts will become effective in the fourth quarter of 2016.

The foregoing is not a solicitation of any proxy. Shareholders should read the proxy statement, which contains important information about the proposals shareholders will be asked to vote on at the shareholder meeting, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-835-5095. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

MMC-F-16-03 1.959651.115	July 30, 2016

Supplement to the
Strategic Advisers® Core Fund
July 30, 2016
Prospectus

The Board of Trustees has approved new sub-advisory agreements with FIAM LLC and Geode Capital Management, LLC on behalf of the fund, subject to shareholder approval. A meeting of the shareholders of the fund will be held during the fourth quarter of 2016 to vote on the sub-advisory agreements. If approved, the fund currently anticipates that the new contracts will become effective in the fourth quarter of 2016.

The foregoing is not a solicitation of any proxy. Shareholders should read the proxy statement, which contains important information about the proposals shareholders will be asked to vote on at the shareholder meeting, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-3455. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

SAl-COR-16-02 1.910403.121	July 30, 2016

Supplement to the
Strategic Advisers® Value Fund
July 30, 2016
Prospectus

The Board of Trustees has approved new sub-advisory agreements with FIAM LLC and Geode Capital Management, LLC on behalf of the fund, subject to shareholder approval. A meeting of the shareholders of the fund will be held during the fourth quarter of 2016 to vote on the sub-advisory agreements. If approved, the fund currently anticipates that the new contracts will become effective in the fourth quarter of 2016.

The foregoing is not a solicitation of any proxy. Shareholders should read the proxy statement, which contains important information about the proposals shareholders will be asked to vote on at the shareholder meeting, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-3455. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

SUF-16-02 1.936472.109	July 30, 2016

Supplement to the
Strategic Advisers® Growth Multi-Manager Fund
Class F
July 30, 2016
Prospectus

The Board of Trustees has approved new sub-advisory agreements with FIAM LLC and Geode Capital Management, LLC on behalf of the fund, subject to shareholder approval. A meeting of the shareholders of the fund will be held during the fourth quarter of 2016 to vote on the sub-advisory agreements. If approved, the fund currently anticipates that the new contracts will become effective in the fourth quarter of 2016.

The foregoing is not a solicitation of any proxy. Shareholders should read the proxy statement, which contains important information about the proposals shareholders will be asked to vote on at the shareholder meeting, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-835-5095. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

MMG-F-16-03 1.960894.108	July 30, 2016

Supplement to the
Strategic Advisers® Value Multi-Manager Fund
WI Class
July 30, 2016
Prospectus

The Board of Trustees has approved new sub-advisory agreements with FIAM LLC and Geode Capital Management, LLC on behalf of the fund, subject to shareholder approval. A meeting of the shareholders of the fund will be held during the fourth quarter of 2016 to vote on the sub-advisory agreements. If approved, the fund currently anticipates that the new contracts will become effective in the fourth quarter of 2016.

The foregoing is not a solicitation of any proxy. Shareholders should read the proxy statement, which contains important information about the proposals shareholders will be asked to vote on at the shareholder meeting, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts). The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

MMV-16-03 1.936473.111	July 30, 2016